SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Accounting Policies [Abstract]
SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE POTENTIAL DILUTIVE SECURITIES

For the periods ended March 31, 2024 and 2023, the calculations of basic and diluted loss per share are the same because potential dilutive securities would have had an anti-dilutive effect. The potentially dilutive securities consisted of the following:

	March 31, 2024	March 31, 2023

Stock options	88,275	104,325
Stock warrants	26,724,240	847,021
Convertible notes payable	754,744	721,790
Total	27,567,259	1,673,136

For the years ended September 30, 2023 and 2022, the calculations of basic and diluted loss per share are the same because potential dilutive securities would have had an anti-dilutive effect. The potentially dilutive securities consisted of the following:

	September 30, 2023	September 30, 2022

Stock Options	102,125	98,626
Stock Warrants	26,284,002	806,452
Convertible notes payable	738,763	652,202
Unvested restricted common stock	-	250
Total	27,124,890	1,557,530